Equity - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2016
Disclosure of equity [line items]
Equity	$ 1,862,826	$ 1,862,826	$ 1,862,826
Number of share outstanding	512,406,760,091	512,406,760,091	512,406,760,091			512,406,760,091
Percentage of dividend on profit	30.00%	30.00%	40.00%
Distribution of dividends		$ 51,614	$ 22,979
Equity	$ 3,326,338	3,437,560	3,428,757	$ 3,437,560	$ 3,428,757	$ 3,423,712
Retained earnings from prior years	(50,537)	(69,355)
Other equity interest [member]
Disclosure of equity [line items]
Equity	744,838	839,120	839,120	839,120	839,120	843,097
Revaluation surplus [member]
Disclosure of equity [line items]
Equity	$ 451,011	$ 451,011	$ 451,011	$ 451,011	$ 451,011	$ 451,011